Prepaid and Other Current Assets (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Prepaid and Other Current Assets [Abstract]
Amortization of prepaid expenses	$ 1,097	$ 0
Marketing expense	1,020
Professional Fees	$ 77